UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2015 (Unaudited)

Deutsche Large Cap Focus Growth Fund

	Shares	Value ($)
Common Stocks 98.3%
Consumer Discretionary 18.3%
Hotels, Restaurants & Leisure 1.4%
Brinker International, Inc.	59,477	3,293,241
Media 5.6%
Twenty-First Century Fox, Inc. "A"	163,422	5,569,422
Walt Disney Co.	67,496	7,338,165

		12,907,587
Specialty Retail 8.2%
Home Depot, Inc.	78,041	8,348,826
L Brands, Inc.	74,550	6,661,788
O'Reilly Automotive, Inc.*	16,994	3,701,803

		18,712,417
Textiles, Apparel & Luxury Goods 3.1%
NIKE, Inc. "B"	71,753	7,092,067
Consumer Staples 10.1%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	34,105	4,878,720
Food Products 6.3%
Mead Johnson Nutrition Co.	52,515	5,037,239
Mondelez International, Inc. "A"	82,339	3,159,347
The WhiteWave Foods Co.*	141,619	6,226,988

		14,423,574
Personal Products 1.7%
Estee Lauder Companies, Inc. "A"	47,398	3,852,983
Energy 3.8%
Oil, Gas & Consumable Fuels
Pioneer Natural Resources Co. (a)	30,112	5,202,752
Valero Energy Corp.	62,879	3,577,815

		8,780,567
Financials 5.7%
Capital Markets 2.9%
Affiliated Managers Group, Inc.*	29,539	6,679,654
Consumer Finance 2.8%
Capital One Financial Corp.	79,294	6,410,920
Health Care 15.9%
Biotechnology 4.9%
Celgene Corp.* (a)	66,944	7,233,968
Medivation, Inc.*	34,301	4,141,503

		11,375,471
Health Care Equipment & Supplies 1.8%
St. Jude Medical, Inc.	59,217	4,148,151
Health Care Providers & Services 4.5%
McKesson Corp.	23,165	5,175,061
Omnicare, Inc.	57,662	5,073,103

		10,248,164
Life Sciences Tools & Services 2.4%
Thermo Fisher Scientific, Inc.	43,855	5,511,696
Pharmaceuticals 2.3%
Shire PLC (ADR)	21,652	5,272,479
Industrials 11.3%
Electrical Equipment 2.3%
AMETEK, Inc.	102,990	5,398,736
Industrial Conglomerates 2.2%
Roper Technologies, Inc.	30,270	5,090,506
Machinery 4.7%
Pall Corp.	47,506	4,623,284
Parker-Hannifin Corp.	51,228	6,114,574

		10,737,858
Road & Rail 2.1%
Norfolk Southern Corp.	47,157	4,755,783
Information Technology 28.4%
Communications Equipment 2.4%
Palo Alto Networks, Inc.* (a)	37,546	5,546,295
Internet Software & Services 7.5%
Google, Inc. "A"*	15,794	8,667,273
Google, Inc. "C"*	15,910	8,548,839

		17,216,112
IT Services 5.3%
Visa, Inc. "A" (a)	185,581	12,257,625
Semiconductors & Semiconductor Equipment 4.4%
Analog Devices, Inc.	91,008	5,627,935
NXP Semiconductors NV*	47,309	4,547,341

		10,175,276
Software 5.8%
Adobe Systems, Inc.*	94,434	7,182,650
Salesforce.com, Inc.*	82,918	6,038,089

		13,220,739
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	55,016	6,885,252
Materials 3.6%
Chemicals
Dow Chemical Co.	68,664	3,501,864
Ecolab, Inc.	42,006	4,703,832

		8,205,696
Telecommunication Services 0.7%
Diversified Telecommunication Services
Level 3 Communications, Inc.*	26,785	1,498,353
Utilities 0.5%
Water Utilities
American Water Works Co., Inc.	22,585	1,231,334

Total Common Stocks (Cost $174,291,760)		225,807,256
Securities Lending Collateral 7.2%
Daily Assets Fund Institutional, 0.12% (b) (c) (Cost $16,449,470)	16,449,470	16,449,470
Cash Equivalents 1.8%
Central Cash Management Fund, 0.08% (b) (Cost $4,235,762)	4,235,762	4,235,762

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $194,976,992) †	107.3	246,492,488
Other Assets and Liabilities, Net	(7.3)	(16,715,878)

Net Assets	100.0	229,776,610

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $195,285,278.  At April 30, 2015, net unrealized appreciation for all securities based on tax cost was $51,207,210.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $52,760,673 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,553,463.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at April 30, 2015 amounted to $15,634,104, which is 6.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$225,807,256	$—	$—	$225,807,256
Short-Term Investments (d)	20,685,232	—	—	20,685,232

Total	$246,492,488	$—	$—	$246,492,488

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Large Cap Focus Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2015